US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 1.  Name and Address of Issuer:
                          Excelsior Funds
                          6 St. James Avenue, 9th Floor
                          Boston, Massachusetts 02116

 2.  Name of each series or class of funds for which this notice is filed:

                          Excelsior Institutional Money Fund

 3.  Investment Company Act File Number:

                          811-08132

     Securities Act File Number:
                          33-71306

 4.  Last day of fiscal year for which this notice is filed:

                          August 31, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                          [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                137,581,968 shares     $137,581,968

 9.  Number and aggregate sale price of securities sold during the fiscal year:

                7,575,712,521 shares        $7,575,712,521


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               7,575,712,521 shares         $7,575,712,521

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                10,759,256 shares       $10,759,256

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):
                                                              +$7,575,712,521


     (ii)   Aggregate  price of  shares  issued  in
            connection  with dividend  reinvestment
            plans (from Item 11, if applicable):              +$   10,759,256

     (iii)  Aggregate  price of shares  redeemed or
            repurchased  during the fiscal year (if
            applicable):
                                                              -$7,931,293,122

     (iv)   Aggregate  price of shares  redeemed or
            repurchased  and previously  applied as
            a reduction to filing fees  pursuant to
            rule 24e-2 (if applicable)                        +            0

     (v)    Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (if applicable):                            $            0

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                                           3300

     (vii)  Fee due [line (i) or line (v)
            multiplied by line (vi)]:                                  $0.00


Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal
year.   See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                          [  ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   Signatures

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

     By (Signature and Title)*:     John R. Elder
                                    John R. Elder, Treasurer
     Date:                          October 29,1996

  *Please print the name and title of the signing officer below the signature.


Excelsior Institutional Trust



                                                 October 29, 1996



Excelsior Funds
6 St. James Avenue
Boston, Massachusetts  02116


                  RE:      Rule 24f-2 Notice for Excelsior Funds
                  (Registration Nos. 33-71306; 811-8132)

Ladies and Gentlemen:

     We have acted as counsel to Excelsior Funds (the "Trust"), a Delaware business trust, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Trust's Institutional Money Fund made definite in number by the Trust's October 29, 1996 Rule 24f-2 Notice accompanying this opinion (collectively, the "Shares").
     In giving the opinion stated below, we have reviewed originals or copies, certified or otherwise identified to our satisfaction, of the Trust's Certificate of Trust, By-Laws, resolutions of its Board of Trustees and such other documents and legal and factual matters as we have deemed appropriate; and we have relied upon a certificate of the Trust's sub-transfer agent as to certain matters including whether during the Trust's fiscal year ended August 31, 1996 the price per Share of the Trust's Shares, for purposes of purchases and redemptions, was determined as described in the Trust's registration statement, and whether all purchases and redemptions of such Shares were effected as described therein.
         In giving the opinion stated below, we have assumed:

     (i) the valid existence of each party to the documents examined by us under the laws of the jurisdiction governing its organization;
     (ii) that each party has the power and authority to execute and deliver, and to perform its obligations under, the documents examined by us;
     (iii) that each party has duly authorized, executed and delivered the documents examined by us;
     (iv) that the Trust Instrument constitutes the entire agreement among the parties thereto with respect to the subject matter thereof, including, without limitation, the creation, operation and termination of the Trust, and that the Trust Instrument and the Certificate of Trust are in full force and effect and have not been amended;
     (v) that all signatures on documents examined by us are genuine, that all documents submitted to us as originals are authentic, and that all documents submitted to us as copies conform with the originals, which facts we have not independently verified; and
     (vi) that the Shares have been issued and paid for in accordance with authorizations of the Trustees of the Trust under the Trust Instrument and as contemplated by the Prospectus.
     We have relied on an opinion of Richards, Layton & Finger, special Delaware counsel to the Trust, insofar as our opinion below relates to matters arising under the laws of the State of Delaware. This opinion is based exclusively on the Delaware Business Trust Act and the Federal law of the United States of America.
     Based upon the foregoing, it is our opinion that the above-referenced Shares were, when issued for payment as described in the Trust's Prospectus pertaining to the Shares, legally issued, fully paid and non-assessable by the Trust.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.

                                             Very truly yours,


                                            /S/ Drinker Biddle & Reath

                                            DRINKER BIDDLE & REATH